INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of intangible assets, net

	As of December 31, 2022(As adjusted)
	Gross carrying	Accumulated	Accumulated	Net carrying
	value	impairment	amortization	value
	RMB	RMB	RMB	RMB
Indefinite-lived intangible asset:
Da Niang Trademark	495,000,000	375,554,000	—	119,446,000
Finite-lived intangible assets:
Trademarks	41,435,000	—	7,298,266	34,136,734
Technology	4,200,000	—	1,470,000	2,730,000
Network rights	210,755	—	209,550	1,205
Purchased software	23,951,358	—	21,424,106	2,527,252
Reacquired rights	2,531,418	—	1,685,904	845,514
Others	435,185	—	435,185	—
Total	567,763,716	375,554,000	32,523,011	159,686,705

	As of December 31, 2023
	Gross carrying	Accumulated	Accumulated
	value	impairment	amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	USD
Intangible asset with indefinite life:
Da Niang Trademark	495,000,000	391,580,999	—	103,419,001	14,566,262
Finite-lived intangible assets:
Trademarks	41,435,000	20,305,606	11,918,554	9,210,840	1,297,320
Technology	4,200,000	—	1,890,000	2,310,000	325,357
Network rights	210,755	—	209,550	1,205	170
Purchased software	24,888,810	—	22,772,548	2,116,262	298,069
Reacquired rights	2,531,418	—	1,868,033	663,385	93,435
Others	435,185	—	435,185	—	—
Total	568,701,168	411,886,605	39,093,870	117,720,693	16,580,613

Schedule of estimated aggregate amortization expense

Year ending December 31,	RMB	USD
2024	5,134,456	723,173
2025	2,409,138	339,320
2026	1,977,189	278,481
2027	1,608,595	226,566
2028	1,200,812	169,131
Thereafter	1,971,502	277,680